Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004010
Average Annual Return [Line Items]
Average Annual Return, Percent	18.17%		4.78%		8.03%
Without Sales Load [Member] | C000166320
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%		4.94%	8.23%
Without Sales Load [Member] | C000225807
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%	0.99%
S&P Global ex US Broad Market Index (BMI) Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.30%		10.92%		7.70%
S&P Global ex US Broad Market Index (BMI) Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.30%		10.92%	8.25%
S&P Global ex US Broad Market Index (BMI) Net
Average Annual Return [Line Items]
Average Annual Return, Percent	24.30%	6.18%
S&P Global ex-U.S. Small Cap Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%		9.12%		7.02%
S&P Global ex-U.S. Small Cap Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%		9.12%	7.38%
S&P Global ex-U.S. Small Cap Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.98%	4.00%